Debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings, by type [abstract]
Summary of debt

	December 31, 2024	December 31, 2023
Senior Notes, net of unamortized transaction fees of $4,525 (2023 – $5,325) and initial redemption option of $3,103 (2023 – $3,652)	$498,578	$498,326
Redemption option derivative asset	(7,575)	(5,635)
Term Facility - Commercial loans, net of unamortized transaction fees of $21,751 (2023 – $15,490)	293,550	100,890
Term Facility - RRF loans, net of unamortized transaction fees of $5,445 (2023 – $6,037)	119,935	39,209
Term Facility - Revolving VAT facility net of unamortized transaction fees of $559	10,937	3,269
	$915,425	$636,059

Reconciliation of debt arising from financing activities

	2024		2023
	Senior Notes due 2029	Term Facility	Senior Notes due 2029	Term Facility

Balance beginning of year	$492,691	$143,368	$494,414	$—

Financing cash flows related to debt:
Proceeds from Term Facility commercial loans	—	213,694	—	114,602
Proceeds from Term Facility RRF loans	—	97,224	—	52,136
Proceeds from Term Facility revolving VAT facility	—	56,022	—	14,588
Repayment of Term Facility revolving VAT facility	—	(47,304)	—	(11,328)
Interest paid	(31,250)	(15,924)	(31,250)	(3,655)
Transaction costs and commitment fees paid	—	(3,806)	—	(22,084)
Total financing cash flows related to debt	$(31,250)	$299,906	$(31,250)	$144,259

	$461,441	$443,274	$463,164	$144,259

Non-cash changes recorded in debt:
Interest incurred	31,502	17,512	31,486	4,526
Other non-cash movements	—	(2,444)	—	—
Change in fair value of redemption option derivative asset relating to Senior Notes due 2029	(1,940)	—	(1,959)	—
Change in fair value of interest rate benefit on Term Facility RRF loans	—	(11,936)	—	(8,016)
Foreign exchange (gains) losses	—	(21,984)	—	2,599
Balance end of year	$491,003	$424,422	$492,691	$143,368